Note 1 - Nature of Operations (Details Textual) $ in Thousands, $ in Millions				1 Months Ended				12 Months Ended
	Nov. 27, 2024 USD ($)	Nov. 25, 2024 USD ($)	Aug. 19, 2024 USD ($)	Aug. 31, 2024 CAD ($)	Aug. 30, 2024 CAD ($)	Apr. 30, 2024 CAD ($)	Feb. 29, 2024 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Statement Line Items [Line Items]
Shareholders' equity, stock split, conversion ratio										4
Retained earnings								$ (408,357)		$ (274,892)
Proceeds from private placement		$ 1							$ 38
Proceeds from borrowings, classified as financing activities								4,706
Government loan [member]
Statement Line Items [Line Items]
Borrowings								5,196		7,824	$ 4,299
Proceeds from borrowings, classified as financing activities								4,706
The 2027 notes [member]
Statement Line Items [Line Items]
Proceeds from borrowings, classified as financing activities	$ 4							0		5,498	$ 0
Federal Economic Development for Northern Ontario [member]
Statement Line Items [Line Items]
Proceeds from borrowings, classified as financing activities					$ 1,000	$ 2,000	$ 2,267
Federal Economic Development for Northern Ontario [member] | Government loan [member]
Statement Line Items [Line Items]
Borrowings										5,267
Proceeds from borrowings, classified as financing activities				$ 1,000		$ 2,000	$ 2,267
U.S. Department of Defense (“DoD”) [member]
Statement Line Items [Line Items]
Proceeds from government grants, classified as financing activities			$ 20					$ 642		$ 0